PROSHARES TRUST

ProShares UltraPro Communication Services Select Sector

ProShares UltraPro Financial Select Sector

ProShares UltraPro Nasdaq Biotechnology

ProShares UltraPro Short Communication Services Select Sector

ProShares UltraPro Short Financial Select Sector

ProShares UltraPro Short Nasdaq Biotechnology

(collectively, the “Funds”)

Supplement dated April 3, 2020

to each Fund’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information

dated October 1, 2019, each as supplemented or amended

Effective April 3, 2020 the Funds have been liquidated, are no longer traded on an exchange and are no longer available for sale. All information pertaining to the Funds is hereby removed from each Prospectus and the Statement of Additional Information.

For more information, please contact the Funds at 1-866-776-5125.